Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with US GAAP. The consolidated financial statements include the accounts of (i) the Company, (ii) its wholly owned or majority-owned subsidiaries, (iii) the consolidated entities that are considered to be variable interest entities (VIEs) and for which the Company is considered the primary beneficiary and (iv) certain entities which are not considered VIEs but which the Company controls through a majority voting interest.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements requires management to make estimates that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Such estimates include, among other things, the valuation of capital provision assets and other financial instruments, the measurement of deferred tax balances (including valuation allowances) and the accounting for goodwill. Actual results could differ from those estimates, and such differences could be material.

Consolidation

Consolidation

In connection with investment funds and other related entities where the Group does not own 100% of the relevant entity, the Group makes judgments about whether it is required to consolidate such entities by applying the factors set forth in US GAAP for VIEs or voting interest entities under ASC 810 Consolidation.

VIEs are entities that, by design, either (i) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties or (ii) have equity investors that (A) do not have the ability to make significant decisions relating to the entity’s operations through voting rights, (B) do not have the obligation to absorb the expected losses or (C) do not have the right to receive the residual returns of the entity, or (iii) have equity investors’ voting rights that are not proportional to the economics, and substantially all of the activities of the entity either involve or are conducted on behalf of an investor that has disproportionately few voting rights. An entity is deemed to be the primary beneficiary of the VIE if such entity has both (i) the power to direct the activities that most significantly impact the VIE’s economic performance and (ii) the right to receive benefits from the VIE or the obligation to absorb losses of the VIE that could be significant to the VIE.

In determining whether the Group is the primary beneficiary of a VIE, the Group considers both qualitative and quantitative factors regarding the nature, size and form of its involvement with the VIE, such as its role establishing the VIE and its ongoing rights and responsibilities, the design of the VIE, its economic interests, servicing fees and servicing responsibilities and certain other factors. The Group performs ongoing reassessments to evaluate whether changes in the entity’s capital structure or changes in the nature of its involvement with the entity result in a change to the VIE designation or a change to its consolidation conclusion.

The most significant judgments relate to the assessment of the Group’s exposure or rights to variable returns in the BOF-C, the Strategic Value Fund and Colorado. The Group has assessed that its economic interest in the income generated from BOF-C and its investment as a limited partner in the Strategic Value Fund, coupled with its power over the relevant activities as the fund manager, require the consolidation of BOF-C and the Strategic Value Fund in the consolidated financial statements. Similarly, the Group has assessed that its shareholding in Colorado, coupled with its power over the relevant activities of Colorado through contractual agreements, requires the consolidation of Colorado in the consolidated financial statements.

The Group is deemed to have a controlling financial interest in VIEs in which it is the primary beneficiary and in other entities in which it owns more than 50% of the outstanding voting shares and other shareholders do not have substantive rights to participate in management.

For entities the Group controls but does not wholly own, the Group generally records a non-controlling interest within shareholders’ equity for the portion of the entity’s equity attributed to the non-controlling ownership interests. Accordingly, third-party share of net income or losses relating to non-controlling interests in consolidated entities is treated as a reduction or increase, respectively, of net income in the consolidated statements of comprehensive income. With respect to Colorado, an entity the Group controls but does not wholly own, the Group records a financial liability within financial liabilities related to third-party interests in capital provision assets for the portion of the entity’s equity held by third parties. The third-party share of income or losses is included in income/(expense) relating to third-party interests in capital provision assets in the consolidated statements of comprehensive income. All significant intercompany balances, transactions and unrealized gains and losses on such transactions are eliminated in consolidation.

COVID 19 and global economic market conditions

COVID-19 and global economic market conditions

The Covid-19 pandemic and restrictions on certain non-essential businesses have caused disruption in the United States and global economies. Although an economic recovery is partially underway, it continues to be gradual, uneven and characterized by meaningful dispersion across sectors and regions. The estimates and assumptions underlying the consolidated financial statements are based on the information available at December 31, 2021, including judgments about the financial market and economic conditions which may change over time.

Cash and cash equivalents

Cash and cash equivalents

The Group considers all highly liquid short-term investments with original maturities of three months or less when purchased to be cash equivalents. Cash and cash equivalents include funds held by depository institutions, money market funds and US Treasury securities with original maturities of three months or less when purchased. Interest income from cash and cash equivalents is recorded in marketable securities income in the consolidated statements of comprehensive income. The carrying values of the money market funds and US Treasury securities were $21 million and $5 million at December 31, 2021 and 2020, respectively, which represent their fair values due to their short-term nature and are categorized as Level 1 within the fair value hierarchy. Substantially all of the Group’s cash on deposit is in interest bearing accounts with major financial institutions that exceed insured limits.

Marketable securities, at fair value

Marketable securities, at fair value

Marketable securities include US Treasury bills with original maturities greater than three months when purchased and corporate bonds, mutual funds and asset-backed securities. Marketable securities are recorded at fair value. Interest income on marketable securities is included in the overall change in fair value which is recognized in marketable securities income in the consolidated statements of comprehensive income.

Fair value of financial instruments

Fair value of financial instruments

The Group’s capital provision assets meet the definition of a financial instrument under ASC 825 Financial Instruments. Single case, portfolio, portfolio with equity risk, and legal risk management capital provision assets meet the definition of a derivative instrument under ASC 815 Derivatives and hedging and are accounted for at fair value.

The Group has elected the fair value option for the Group’s equity method investments, marketable securities, due from settlement of capital provision assets and capital provision asset subparticipations. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

Except for the Group’s debt obligations, financial instruments are generally recorded at fair value or at amounts, the carrying values of which approximate fair value.

Fair value hierarchy

US GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of financial instrument, the characteristics specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices in active markets generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Financial instruments measured and reported at fair value are classified and disclosed based on the observability of inputs used in the determination of fair values as follows:

▪	Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date
▪	Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
▪	Level 3—unobservable inputs for the asset or liability

All transfers into and out of these levels are recognized as if they have taken place at the beginning of each reporting period.

Valuation processes

The Group’s senior professionals are responsible for developing the policies and procedures for fair value measurement of assets and liabilities. Following origination and at each reporting date, the movements in the values of assets and liabilities are required to be reassessed in accordance with the Group’s accounting policies. For this analysis, the reasonableness of material estimates and assumptions underlying the valuation is discussed and the major inputs applied are verified by comparing the information in the valuation computation to contracts, asset status and progress information and other relevant documents.

Valuation methodology for Level 1 investments

Level 1 assets and liabilities are comprised of listed instruments, including equities, fixed income securities, investment funds and financial liabilities at fair value through profit or loss. All Level 1 assets and liabilities are valued at the quoted market price at the reporting date.

Valuation methodology for Level 2 investments

Level 2 assets are comprised of debt and equity securities that are not actively traded and are valued at the last quoted or traded price at the reporting date, provided there is evidence that the price is not assessed as significantly stale so as to warrant a Level 3 classification.

Valuation methodology for Level 3 investments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.

The methods and procedures to determine fair value of assets and liabilities may include, among others, (i) obtaining information provided by third parties when available, (ii) obtaining valuation-related information from the issuers or counterparties (or their advisors), (iii) performing comparisons of comparable or similar assets, (iv) calculating the present value of future cash flows, (v) assessing other analytical data and information relating to the asset that is an indication of value, (vi) reviewing the amounts funded in the assets, (vii) evaluating financial information provided by the asset counterparties and (viii) entering into a market transaction with an arm’s-length counterparty.

The material estimates and assumptions used in the analyses of fair value include the status and risk profile of the risks underlying the asset, the timing and expected amount of cash flows based on the asset structure and agreement, the appropriateness of any discount rates used and, in some cases, the timing of, and estimated minimum proceeds from, a favorable outcome. Significant judgment and estimation go into the assumptions which underlie the analyses, and the actual values realized with respect to assets could be materially different from values obtained based on the use of those estimates.

The Group operates under a valuation policy that relies on objective events to drive valuation changes. For the vast majority of the Group’s capital provision assets, the objective events considered under the valuation policy relate to the litigation process. When the objective event in question is a court ruling, the Group discounts the potential impact of that ruling, commensurate with the remaining litigation risk. The policy assigns valuation changes in fixed ranges based on, among other things:

▪	A significant positive ruling or other objective event but where there is not yet a trial court judgment
▪	A favorable trial court judgment
▪	A favorable judgment on the first appeal
▪	The exhaustion of as-of-right appeals
▪	In arbitration cases, where there are limited opportunities for appeal, issuance of a tribunal award
▪	An objective negative event at various stages in a litigation

In a small number of instances, the Group has the benefit of a secondary sale of a portion of an asset. When that occurs, the market evidence is factored into the valuation process and, the more robust the market testing of value is, the more weight is accorded to the market price.

Third-party interests in capital provision assets and Non-controlling interests

Third-party interests in capital provision assets

Third-party interests in capital provision assets include the financial liability relating to the third-party interests in Colorado as well as financial liabilities relating to third-party interests resulting from capital provision asset subparticipations recognized at fair value. Colorado holds a single financial asset and has no broader business activity. Accordingly, it does not meet the definition of a business and the third-party interest in the entity is accounted for as a collateralized borrowing rather than a non-controlling interest in shareholders’ equity.

Amounts included in the consolidated statements of financial position represent the fair value of the third-parties’ interests in the related capital provision assets, and the amounts included in the consolidated statements of comprehensive income represent the third parties’ share of any gain and losses for the reporting period.

Non-controlling interests

For entities that are consolidated, but not wholly owned, a portion of the income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by the Company is included in non-controlling interests in the consolidated financial statements. Non-controlling interests also include ownership interests in certain consolidated funds and VIEs. Non-controlling interests are presented as a separate component of shareholders’ equity in the consolidated statements of financial position.

The primary components of non-controlling interests are separately presented in the consolidated statements of changes in equity to clearly distinguish the interest in the Group and other ownership interests in the consolidated entities. Net income includes the net income attributable to the holders of non-controlling interests in the consolidated statements of comprehensive income. Profits and losses are allocated to non-controlling interests in proportion to their relative ownership interests regardless of their basis. Non-controlling interests exclude the third-party interests in Colorado as it represents a consolidated entity that holds a single financial asset and no broader business activity.

Asset management income

Asset management income

Asset management income is derived from the governing agreements in place with various funds under management. The rate or amount at which fees are charged, the basis on which such fees are calculated, and the timing of payment vary across funds and, as to a particular fund, may also vary across investment options available to underlying investors in, or members of, the fund. Management fees are generally based on an agreed percentage of a fund’s commitments and amounts committed or deployed depending on the fund agreements. Management fees are recognized over time as the services are provided. Performance fees are earned when contractually agreed performance levels are exceeded within specified performance measurement periods. Performance fees are recognized when a reliable estimate of the performance fee can be made, and it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

Insurance activities

Insurance activities

The Group (i) acts as an administrator in the sale of legal expenses insurance policies issued in the name of Great Lakes Reinsurance (UK) plc, a subsidiary of MunichRe, under a binding authority agreement, and (ii) underwrites legal expenses insurance policies through its wholly owned Guernsey insurer, Burford Worldwide Insurance Limited.

Insurance administration

Income earned from acting as an insurance administrator represents commissions receivable, which are calculated based on the premium earned, net of reinsurance and insurance premium tax, less an allowance for claims, sales commissions, fees and the other direct insurance related costs, such as Financial Services Compensation Scheme Levy. The payment of premiums is often contingent on a case being won or settled, and the Group recognizes the associated income only at this point, while a deduction is made for claims estimated to be paid on all policies in force. This income is separately identified as “Insurance administrator commission” in note 9 (“Liabilities and income from insurance contracts”).

Insurance underwriting

Insurance policies written by Burford Worldwide Insurance Limited are subject to contractual reinsurance arrangements that transfer a significant portion of the insurance risk to the reinsurers with Burford Worldwide Insurance Limited retaining a portion of the insurance risk of each contract. Contracts are typically written with an upfront premium payable and may also include a conditional premium. The payment of conditional premiums is often contingent on a case being won or settled, and the Group recognizes the associated conditional premium amount only at this point.

Premiums written relate to insurance business incepted during the reporting period. Full account is taken of premiums receivable and reinsurance premiums payable during the reporting period. Unearned premiums represent the proportion of premiums written during the reporting period that relate to unexpired terms of policies in force at the reporting date, calculated on a time apportionment basis.

Provision is made for all outstanding loss reserves as notified by the insured. The level of the provision is determined on the basis of the information available, including potential loss claims which have been intimated to the Group, experience of the development of similar claims and case law. While the Group considers that the provision for these claims is fairly stated on the basis of the information currently available, the ultimate liability may vary as a result of subsequent information and events and may result in adjustments to the amounts provided. Adjustments to the amounts provided are reflected in the consolidated financial statements for the reporting period in which the adjustments are made.

Claims are recorded in the reporting period in which they are incurred.

Leases

Leases

At the inception of any arrangement, the Group determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement. Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. In calculating the present value, the Group uses its incremental borrowing rate at the lease commencement date as the interest rate implicit in the lease is not readily determinable.

The lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. The Group combines fixed payments for non-lease components with its lease payments and accounts for them together as a single lease component which increases the amount of its lease assets and liabilities. Payments under the lease arrangements are primarily fixed. Variable rents, if any, are expensed as incurred.

Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the consolidated statements of comprehensive income over the period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. The right-of-use asset and associated lease liability are derecognized on the termination of a lease agreement.

The Group has elected to not recognize leases with an original term of one year or less on the consolidated statements of financial position. The Group typically only includes an initial lease term in its assessment of a lease arrangement, whereas options to renew a lease are not included in this assessment unless there is a reasonable certainty that the lease will be renewed.

Right-of-use assets are included within property and equipment in the consolidated statements of financial position.

Shares held in employee benefit trust

The Company’s ordinary shares held by the Burford Capital Limited Employee Benefit Trust are held for the purposes of employee equity-based compensation schemes. Such ordinary shares are deducted from shareholders’ equity. No gain or loss is recognized on the purchase, sale, cancellation or issue of such ordinary shares and any consideration paid or received is recognized directly in shareholders’ equity.

Compensation and benefits

Compensation and benefits

Salaries and benefits

Salaries and benefits include base salaries and employee benefits.

Incentive compensation

Incentive compensation includes discretionary and non-discretionary annual bonuses that are generally accrued over the related service period. Under certain non-discretionary arrangements, the Company may require that a portion of the incentive compensation to be distributed to its employees be allocated as restricted stock units under the Company’s equity compensation plan. Such equity-based awards are recorded as equity-based compensation expense over the relevant service period once granted.

Equity compensation

Share-based compensation primarily consists of restricted stock units with service and market or performance conditions. The fair value of these awards is estimated using the Monte-Carlo model at the grant date. The Group recognizes stock compensation expense ratably over the relevant service period and accounts for forfeitures based on its estimates. Forfeiture estimates are trued-up at the end of the vesting period in order to ensure that compensation expense is recognized only for those awards that ultimately vest. In order to satisfy the vesting requirements, ordinary shares (which are either repurchased on the open market or newly issued) are released to employees net of applicable income tax withholding.

Legacy asset recovery incentive compensation including accruals and long-term incentive compensation including accruals

Incentive compensation expenses and incentive compensation payables primarily consist of a portion of gains on capital provision assets or performance fees earned from certain funds that are allocated to employees. Incentive compensation amounts are generally not paid until the related gains on capital provision assets or performance fees has been realized in cash by the Group. Incentive compensation amounts are recognized as the related fair value gains or losses on capital provision assets or performance fees are recognized. Accordingly, incentive compensation amounts can be reversed during periods when there is a decline in fair value or performance revenues that were previously recognized.

Segment reporting

Segment reporting

Management considers that there are two operating business segments and a corporate segment: (i) capital provision, which comprises provision of capital to the legal industry or in connection with legal matters, both directly and through investment in the Group’s managed funds; (ii) asset management and other services, which includes the provision of services to the legal industry, including litigation insurance; and (iii) other corporate.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at fair value on the acquisition date. Acquisition-related costs are expensed as incurred and included in the consolidated statements of comprehensive income. When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes in the fair value of contingent consideration classified as an asset or liability are reflected in the consolidated statements of comprehensive income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.

Goodwill

Goodwill

Goodwill arises as a result of the acquisition of subsidiaries and represents the excess of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities assumed on the acquisition date. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s reporting units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. The Group tests goodwill acquired in a business combination annually for impairment.

Intangible asset

Intangible asset

Intangible assets arise as a result of a business combination and are recognized at fair value on the acquisition date. The Group had one intangible asset, which represented an assessment of the value of the acquiree’s future asset management income and was fully amortized at December 31, 2020. See note 15 (“Goodwill and intangible asset”) for additional information with respect to the Group’s intangible asset. The intangible asset was amortized to the consolidated statements of comprehensive income on a straight-line basis over the period revenue was expected to be earned.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company, as determined in accordance with US GAAP, is the US dollar, because this is the currency that best reflects the economic substance of the underlying events and circumstances of the Company. The consolidated financial statements are presented in US dollars (the “presentation currency”).

Certain subsidiaries operate and prepare financial statements denominated in pounds sterling and euros. For the purposes of preparing consolidated financial statements, those subsidiaries’ assets and liabilities are translated at exchange rates prevailing at each applicable reporting date. Income and expense items are translated at average exchange rates for the reporting period. Non-monetary items are measured using the exchange rate at the date of the initial transaction.

Any exchange rate-related differences are recognized in other comprehensive income.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies, including intragroup balances, are recognized in the consolidated statements of comprehensive income as part of the profit or loss for the period. See note 6 (“Capital provision assets”) for additional information relating to the treatment of capital provision assets.

Since April 2016, certain intragroup balances have been considered as part of a net investment in a foreign operation. Gains and losses on such balances are recognized in other comprehensive income, with a gain of $432,000 recognized for the year ended December 31, 2021 (2020: gain of $1,120,000; 2019: gain of $1,125,000).

Bank interest income	Bank interest income Bank interest income is recognized on an accruals basis and included in marketable securities income and bank interest.
Expenses	Expenses All expenses are accounted for on an accruals basis.
Finance costs

Finance costs

Finance costs represent interest and issue expenses of outstanding indebtedness calculated using the effective interest rate method recognized in the consolidated statements of comprehensive income.

Loss on debt repurchases

Loss on debt repurchases

Repurchases of debt issued by the Group are accounted for as an extinguishment of the debt issued. Loss on debt repurchases represents a gain or loss arising from the difference between the amortized cost, and cost of repurchasing the debt on the repurchase date is recognized in the consolidated statements of comprehensive income.

Income taxes

Income taxes

The Group computes income taxes using the asset and liability method, under which deferred income taxes are recognized based on the differences between the carrying amounts and the respective tax bases of the Group’s assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which the Group expects the temporary differences to reverse. The effect of a change in tax rates on deferred taxes is recognized in income in the period that includes the enactment date.

The Group routinely evaluates the likelihood of realizing the benefit of its deferred tax assets and may record a valuation allowance if, based on all available evidence, it determines that some portion of the tax benefit will not be realized. In evaluating the Group’s ability to recover its deferred tax assets within the jurisdictions from which they arise, the Group considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies and results of recent operations. If the Group determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group evaluates its exposures associated with its various tax filing positions and recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the Group’s tax filing position. The tax benefits recognized in the consolidated financial statements from a tax filing position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Group adjusts its unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires for the relevant taxing authority to examine the tax position or when new information becomes available.

Interest and penalties related to income tax matters are recorded in other expenses in the consolidated statements of comprehensive income. Accrued interest and penalties are included within the related tax balances on the consolidated statements of financial position.

Dividends	Dividends Dividends paid during the period are recorded as a reduction to retained earnings in the consolidated statements of changes in equity.
Property and equipment

Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and provision for impairment. Depreciation is provided to write off the cost less estimated residual value in equal instalments over the estimated useful lives of the assets.

The table below sets forth the expected useful lives of the various assets:

Property and equipment	Useful life
Right-of-use assets	Life of lease
Leasehold improvements	Life of lease
Fixtures, fitting and equipment	5 years
Computer hardware and software	3 years

The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the net sales proceeds and the carrying amount of the asset and is recognized in income in the consolidated statements of comprehensive income.

Prepayments and other payables

Prepayments and other payables

Prepayments and other payables are recognized at nominal value and are non-interest-bearing and are recorded within other assets and other liabilities on the consolidated statement of financial position.

Shareholders' equity

Shareholders’ equity

Ordinary shares are classified as equity in shareholders’ equity. Contingent shares are classified as equity in shareholders’ equity, where contingent shares will be issued and converted to ordinary shares only after the specified conditions have been satisfied. Additional paid-in capital includes the obligation for the issuance of ordinary shares to the Group’s employees under the long-term incentive plan (“LTIP”). Incremental costs directly attributable to the issuance of new ordinary shares are deducted from equity in shareholders’ equity.

Net income per ordinary share

Net income per ordinary share

The Group presents basic and diluted net income or loss per share for ordinary shares. Basic net income or loss per ordinary share excludes potential dilution and is computed by dividing net income attributable to ordinary shares by the weighted-average number of ordinary shares outstanding for the period. Diluted income or loss per ordinary share reflects the potential dilution that could occur if ordinary shares were issued pursuant to the Group’s share-based compensation awards. The potential dilution from awards of ordinary shares is computed using the treasury stock method based on the average market value of ordinary shares during the period.

Recently issued accounting standards and Recently adopted accounting standards

Recently issued or adopted accounting standards

There have been no recently issued or adopted accounting pronouncements that had a material impact on the consolidated financial statements and related disclosures.